Cover	12 Months Ended
Mar. 31, 2026 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Mar. 31, 2026
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--03-31
Entity File Number	001-42576
Entity Registrant Name	Ruanyun Edai Technology Inc.
Entity Central Index Key	0001873454
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No. 698 Jing Dong Avenue
Entity Address, Address Line Two	ZheJiang University HighTech Campus
Entity Address, Address Line Three	Nanchang
Entity Address, City or Town	Jiangxi
Entity Address, Country	CN
Entity Address, Postal Zip Code	330096
Title of 12(b) Security	Ordinary Shares, par value $0.0002 per share
Trading Symbol	RYET
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	35,550,004
Contact Personnel Email Address	hu.wei@ruanyun.net
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	3487
Auditor Name	Audit Alliance LLP
Auditor Location	Singapore
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	No. 698 Jing Dong Avenue
Entity Address, Address Line Two	University HighTech Campus
Entity Address, Address Line Three	Nanchang
Entity Address, City or Town	Jiangxi
Entity Address, Country	CN
Entity Address, Postal Zip Code	330096
Country Region	86
City Area Code	0791
Local Phone Number	88567739
Contact Personnel Name	Yan Fu